Statutory Reserve (Tables)	12 Months Ended
Jun. 30, 2023
Statutory Reserve [Abstract]
Schedule of Statutory Reserve	For the fiscal years ended June 30, 2023, 2022, and 2021, the Company provided statutory reserve as follows:
Balance - June 30, 2020	$779,094
Appropriation to statutory reserve	462,479
Balance - June 30, 2021	1,241,573
Appropriation to statutory reserve	257,796
Balance - June 30, 2022	1,499,369
Appropriation to statutory reserve	37,859
Balance - June 30, 2023	$1,537,228